Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

Note 8. Property, Plant and Equipment

A reconciliation of the changes in the carrying amount of PP&E were as follows:

		Building	Equipment	Assets under	Total
Estimated useful life	Land	5 to 20 years	2 to 20 years	construction	PP&E

Cost
December 31, 2023	$17	$104	$62	$7	$190
Additions	-	-	2	14	16
Reclassification	-	5	9	(15)	(1)
Disposals	-	(5)	(7)	-	(12)
Currency translation effects	-	(2)	(3)	(1)	(6)

December 31, 2024	$17	$102	$63	$5	$187

Accumulated depreciation
December 31, 2023	$-	$(42)	$(44)	$-	$(86)
Depreciation charge	-	(10)	(10)	-	(20)
Disposals	-	5	7	-	12
Currency translation effects	-	1	2	-	3

December 31, 2024	$-	$(46)	$(45)	$-	$(91)

Net book value – December 31, 2024	$17	$56	$18	$5	$96

		Building	Equipment	Assets under	Total
Estimated useful life	Land	5 to 20 years	2 to 20 years	construction	PP&E

Cost

January 1, 2023	$18	$112	$67	$3	$200
Additions	-	-	2	14	16
Reclassification	-	2	10	(13)	(1)
Disposals	-	(6)	(13)	-	(19)
Reclassified to assets held for sale	-	(4)	(2)	-	(6)
Currency translation effects	(1)	-	(2)	3	-

December 31, 2023	$17	$104	$62	$7	$190

Accumulated depreciation
January 1, 2023	$-	$(43)	$(44)	$-	$(87)
Depreciation charge	-	(7)	(13)	-	(20)
Disposals	-	3	9	-	12
Reclassified to assets held for sale	-	4	2	-	6
Currency translation effects	-	1	2	-	3

December 31, 2023	$-	$(42)	$(44)	$-	$(86)

Net book value – December 31, 2023	$17	$62	$18	$7	$104

Depreciation of PP&E included in net earnings for the year ended December 31, 2024, was $20 million (December 31, 2023 – $20 million), of which $10 million was included in COGS (December 31, 2023 – $8 million) and $10 million was included in SG&A (December 31, 2023 – $12 million).